Estimated Fair Value Of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Value Of Financial Instruments [Abstract]
Carrying value of outstanding balances	$ 497.0	$ 398.0
Fair value of outstanding balances	497.0	388.9
Senior notes carrying values	$ 250.0	$ 250.0
Senior notes percentage	3.25%	3.25%